Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning balance	2,531,000
Number of shares, exercised	(669,000)
Number of shares, forfeited	(22,000)
Number of shares, expired	(19,000)
Number of shares outstanding, ending balance	1,821,000
Number of shares exercisable, ending balance	1,670,000	2,100,000	2,300,000
Number of shares vested and expected to vest, ending balance	1,817,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average exercise price outstanding, beginning balance (dollars per share)	$ 18.23
Weighted average exercise price, exercised (dollars per share)	15.30
Weighted average exercise price, forfeited (dollars per share)	17.01
Weighted average exercise price, expired (dollars per share)	12.80
Weighted average exercise price outstanding, ending balance (dollars per share)	19.37
Weighted average exercise price exercisable, ending balance (dollars per share)	19.27	$ 18.10	$ 16.99
Weighted average exercise price vested and expected to vest, ending balance (dollars per share)	$ 19.37
Weighted average remaining contractual term outstanding, ending balance (in years)	4 years 7 months 2 days
Weighted average remaining contractual term vested, ending balance (in years)	4 years 4 months 10 days
Weighted average remaining contractual term vested and expected to vest, ending balance (in years)	4 years 7 months 2 days
Aggregate intrinsic value outstanding, ending balance	$ 15,080
Aggregate intrinsic value vested, ending balance	14,001
Aggregate intrinsic value vested and expected to vest, ending balance	$ 15,048
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares outstanding, beginning balance	9,160,000
Restricted stock units, granted (in shares)	1,691,000
Restricted stock units vested (in shares)	(1,153,000)
Restricted stock units, forfeited (in shares)	(742,000)
Number of shares outstanding, ending balance	8,956,000
Number of shares vested and expected to vest, ending balance	7,298,000
Weighted average contractual term vested, outstanding (in years)	2 years 5 months 16 days
Weighted average contractual term vested and expected to vest (in years)	2 years 3 months 7 days
Aggregate intrinsic value outstanding, ending balance	$ 247,757
Aggregate intrinsic value vested and expected to vest, ending balance	$ 189,560